SHARE BASED COMPENSATION (Stock Option Activity) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥) $ / shares shares	Dec. 31, 2018 $ / shares
Number of option outstanding
Balance as of January 1, 2018 | shares	9,090,536
Granted | shares	0
Exercise | shares	(445,164)
Forfeited | shares	(192,000)
Balance as of December 31, 2018 | shares	8,453,372
Vested and expected to vest as of December 31,2018 | shares	7,728,598
Vested and exercisable as of December 31, 2018 | shares	5,930,114
Weighted-Average Exercise Price
Balance as of January 1, 2018 | $ / shares	$ 3.25
Granted | $ / shares	0
Exercise | $ / shares	1.51
Forfeited | $ / shares	3.29
Balance as of December 31, 2018 | $ / shares	$ 3.34
Vested and expected to vest as of December 31,2018 | $ / shares		$ 3.35
Vested and exercisable as of December 31, 2018 | $ / shares		$ 3.37
Weighted-Average Remaining Contractual Term
Balance as of December 31 December 2018	5 years 9 months 18 days
Vested and expected to vest as of December 31,2018	5 years 8 months 23 days
Vested and exercisable as of December 31, 2018	5 years 7 months 6 days
Aggregate Intrinsic value
Balance as of December 31 2018 | ¥	$ 152,447
Vested and expected to vest as of December 31,2018 | ¥	152,447
Vested and exercisable as of December 31, 2018 | ¥	$ 152,447